GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	$ 1,174,482	$ 1,004,951	$ 1,122,815
Rent	338,301	283,957	268,930
General and administrative	251,097	217,847	264,627
Repair and maintenance	180,810	158,165	224,690
Taxes other than income	144,322	181,716	215,664
Billing and data processing	75,960	64,277	62,203
Consulting expenses	61,431	59,000	50,946
Provision for obsolescence	27,825	4,113	3,870
Business acquisitions related costs	12,737	11,353
Insurance	7,456	7,612	11,534
Total	$ 2,274,421	$ 1,992,991	$ 2,225,279